Deferred Tax Assets and Liabilities - Summary of Movement in Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ (382,208)	$ (360,111)
Deferred tax expense recognized in income or loss	26,249	8,637
Deferred tax recognized in directly in equity	7,383	(3,233)
Acquired in business combinations	(118,568)	(27,501)
Ending Balance	(467,144)	(382,208)
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(127,547)	(72,032)
Deferred tax expense recognized in income or loss	10,318	10,870
Deferred tax recognized in directly in equity	1,476	(798)
Acquired in business combinations	(47,863)	(65,587)
Ending Balance	(163,616)	(127,547)
Long-Term Debt
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	8,600	7,497
Deferred tax expense recognized in income or loss	1,190	660
Deferred tax recognized in directly in equity	(415)	443
Acquired in business combinations	39
Ending Balance	9,414	8,600
Employee Benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	26,510	23,111
Deferred tax expense recognized in income or loss	8,591	5,119
Deferred tax recognized in directly in equity	(8,777)	(1,720)
Ending Balance	26,324	26,510
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	51,458	53,818
Deferred tax expense recognized in income or loss	(957)	(5,399)
Deferred tax recognized in directly in equity	1,983	(2,303)
Acquired in business combinations	25,330	5,342
Ending Balance	77,814	51,458
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	10,054	5,686
Deferred tax expense recognized in income or loss	(1,624)	2,953
Deferred tax recognized in directly in equity	(705)	1,411
Acquired in business combinations	655	4
Ending Balance	8,380	10,054
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	506	892
Deferred tax expense recognized in income or loss	(866)	(396)
Deferred tax recognized in directly in equity	1,667	10
Ending Balance	1,307	506
Net Deferred Tax Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(412,627)	(341,139)
Deferred tax expense recognized in income or loss	42,901	22,444
Deferred tax recognized in directly in equity	2,612	(6,190)
Acquired in business combinations	(140,407)	(87,742)
Ending Balance	$ (507,521)	$ (412,627)